Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Evolv Technologies Holdings Inc [Member]
Summary of preferred stock

	March 31, 2021 and December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and		Liquidation	Issuable Upon
	Authorized	Outstanding	Carrying Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$18,394	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,877	$77,100	213,951,905

	December 31, 2020
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	90,328,396	90,328,396	31,953	32,997	90,328,396
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	207,390,039	204,703,793	$75,393	$77,100	213,951,905

	December 31, 2019
		Preferred Stock			Common Stock
	Preferred Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series A-1 Preferred Stock	67,156,152	64,469,906	$17,910	$18,000	64,469,906
Series A Preferred Stock	9,233,677	9,233,677	11,321	11,819	18,481,789
Series B-1 Preferred Stock	84,836,497	81,842,221	28,959	29,897	81,842,221
Series B Preferred Stock	40,671,814	40,671,814	14,209	14,284	40,671,814
	201,898,140	196,217,618	$72,399	$74,000	205,465,730